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                        Howard & Howard Attorneys, P.C.
                     1400 North Woodward Avenue, Suite 101
                           Bloomfield Hills, MI 48304
                                 (248) 645-1483


                                October 3, 1997


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549

        Re:  Fountain Square Funds
             1933 Act File No. 33-24848
             1940 Act File No. 811-5669

Greetings:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive forms of prospectuses and statements of additional information of the Fountain Square U.S. Treasury Obligations Fund, the Fountain Square Commercial Paper Fund and the Fountain Square Government Cash Reserves Fund do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on September 30, 1997.

        If you have any questions regarding this certification, please call the undersigned at (248) 723-0308.


                                                Very truly yours,

                                                HOWARD & HOWARD ATTORNEYS, P.C.

                                                /s/ MELANIE MAYO WEST

                                                MELANIE MAYO WEST